Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,874,696
EntityVoluntaryFilers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes